FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount	$ 28,500
Derivative, term of contract	19 months
Monthly notional amount	1,500
Designated as Hedging Instrument [Member] | Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets
Designated as Hedging Instrument [Member] | Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets	568
Designated as Hedging Instrument [Member] | Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets
Designated as Hedging Instrument [Member] | Other Liabilities [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability	568
Cost of Sales [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivatives	$ (295)